Cover	Dec. 30, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2020
Entity File Number	001-38271
Entity Registrant Name	Sentinel Energy Services Inc.
Entity Central Index Key	0001709768
Entity Tax Identification Number	98-1370747
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	700 Louisiana Street
Entity Address, Address Line Two	Suite 2700
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(281)
Local Phone Number	407-0686
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false